Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2
Operating Leased Assets [Line Items]
Non-cancelable operating leases for facilities expiration period	10 years
Operating leases rental expense	$ 52.2	$ 46.0	$ 45.2
Share repurchase program				50	10	10
Share repurchase plan Start Date					Nov. 23, 2011	Jan. 01, 2012
Share repurchase plan End Date					Dec. 31, 2011	Feb. 20, 2012
Outstanding Amount under repurchase plans	$ 10.0